Supplement Dated April 20, 2009

To the Prospectus Dated July 29, 2008

for the

WisdomTree International Sector Funds

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Information for the Funds.

The following language replaces similar disclosure found prior to the “Table of Contents” in the Funds’ Prospectus, as it relates to the approximate Creation Unit Size of the Funds:

Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more (“Creation Units”).

The following language replaces similar disclosure under the “Creation and Redemption” section of the Funds’ Prospectus, as it relates to the approximate Creation Unit Size of the Funds:

The shares that trade in the secondary market are “created” at NAV. Each Fund issues and redeems shares only in large blocks of shares, typically 50,000 shares or more (“Creation Units”).

The following table replaces similar information under the “Creation and Redemption Transaction Fees for Creation Units” section of the Funds’ Prospectus. This information is generally not relevant to retail investors who purchase shares in the secondary market. It is intended for institutional investors who transact directly with the Funds.

Name of Fund	Approximate Value of One Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
WisdomTree International Basic Materials Sector Fund	$1,000,000	$4,000	$5,000
WisdomTree International Communications Sector Fund	$1,000,000	$3,250	$5,100
WisdomTree International Consumer Discretionary Sector Fund	$1,000,000	$9,500	$11,500
WisdomTree International Consumer Staples Sector Fund	$1,000,000	$8,000	$10,500
WisdomTree International Energy Sector Fund	$1,000,000	$1,250	$2,000
WisdomTree International Financial Sector Fund	$1,000,000	$9,000	$14,000
WisdomTree International Health Care Sector Fund	$1,000,000	$2,250	$3,500
WisdomTree International Industrial Sector Fund	$1,000,000	$9,500	$12,500
WisdomTree International Technology Sector Fund	$1,000,000	$2,000	$2,500
WisdomTree International Utilities Sector Fund	$1,000,000	$1,500	$2,500
WisdomTree International Real Estate Fund	$1,000,000	$6,500	$10,150

Additional information about the Funds and the other WisdomTree ETFs is available at www.wisdomtree.com.